Financial risks management- Liquidity risk Contractual maturities of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Lease liabilities	$ 5,648.1	$ 5,922.3
Short-term borrowings	32.0	32.0
Trade and other payables	636.4	736.2
0-1 years
Carrying amount
Lease liabilities	1,096.5	1,321.7
More that 5 years
Carrying amount
Lease liabilities	1,991.3	2,019.6
Liquidity risk
Carrying amount
Long-term loans and other liabilities	46.5	61.4
Lease liabilities	5,648.1	5,922.3
Short-term borrowings	32.0	32.0
Trade and other payables	579.0	694.7
Total	6,305.6	6,710.4
Contractual cash flows
Long-term loans and other liabilities	53.0	71.8
Lease liabilities	7,479.8	7,909.9
Short-term borrowings	32.0	32.0
Trade and other payables	579.0	694.7
Total	8,143.8	8,708.4
Liquidity risk | 0-1 years
Carrying amount
Long-term loans and other liabilities	12.4	18.5
Lease liabilities	1,501.7	1,751.8
Short-term borrowings	32.0	32.0
Trade and other payables	579.0	694.7
Total	2,125.1	2,497.0
Liquidity risk | 1-2 years
Carrying amount
Long-term loans and other liabilities	7.0	12.5
Lease liabilities	1,213.4	1,325.9
Total	1,220.4	1,338.4
Liquidity risk | 2-5 years
Carrying amount
Long-term loans and other liabilities	33.6	20.9
Lease liabilities	2,349.4	2,274.7
Total	2,383.0	2,295.6
Liquidity risk | More that 5 years
Carrying amount
Long-term loans and other liabilities		19.9
Lease liabilities	2,415.3	2,557.5
Total	$ 2,415.3	$ 2,577.4